Stock Incentive Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Equity Incentive Plan 2010 [Member]	Dec. 31, 2010 Equity Incentive Plan 2010 [Member]	Dec. 31, 2013 Restricted Unit and Restricted Share Award [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 Options Granted, During and Subsequent to Fiscal 2004 [Member]	Dec. 31, 2013 Options Granted, Beginning from 2011 [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized					74,000,000
Shares available for future grants under the ICP				38,000,000
Granted (in shares)						1,715,000	1,715,000	1,811,000	1,121,000
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)						$ 54.30	$ 54.30	$ 44.80	$ 34.84
Unrecognized compensation cost related to unvested share-based awards, expected to vest							$ 89
Unrecognized compensation cost related to unvested share-based awards, expected to vest, period of recognition (in years)							2 years 1 month
Total fair value of restricted shares vested										41	81	33
Summary of the restricted unit and restricted share award activity under the ICPs
Nonvested at beginning of year (in shares)						2,350,000
Granted (in shares)						1,715,000	1,715,000	1,811,000	1,121,000
Vested (in shares)						(802,000)
Forfeited (in shares)						(242,000)
Nonvested at end of year (in shares)						3,021,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Nonvested at beginning of year (in dollars per share)						$ 33.32
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)						$ 54.30	$ 54.30	$ 44.80	$ 34.84
Weighted-Average Grant-Date Fair Value, Vested (in dollars per share)						$ 54.58
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars per share)						$ 46.17
Weighted-Average Grant-Date Fair Value, Nonvested at end of year (in dollars per share)						$ 38.56
Exercisable period (in years)													3 years	4 years
Expiration period for options granted (in years)														7 years
Excess tax benefits from stock-based compensation	62	28	21
Cash received from stock options exercised	500	836	431
Total intrinsic value of options exercised	282	321	161
Fair value of options vested															$ 329	$ 386	$ 452